Related Party Transactions	3 Months Ended
Mar. 31, 2023
Related Party Transactions
Related Party Transaction
7.	Related Party Transactions:

The transactions we have with related parties include compensation arrangements for current compensation, share based compensation , and compensation under options, and share purchase as investor.

Executive officers and directors participate in the Corporation’s stock option plan. Certain Executive officers are covered under the Corporation’s health plan.

Key management personnel compensation is comprised of:

	Three months
	ended March 31,
	2023	2022
Salaries and bonus	$100,000	$300,000
Short-term employee benefits	492	584
Stock-based compensation	37,096	62,267
	$137,588	$362,851

Total honorariums to the independent directors of the Corporation for participating in Board and Committee meetings were nil for the period ended March 31, 2023 and 2022, respectively.

Our Chief Financial Officer receives no salary compensation as an individual and receives no deferred or incentive compensation. We do make payments based on contract for services rendered to a corporation controlled by him. Amounts paid under this arrangement were $46,066 for the period ended March 31, 2023

Our Corporate Legal Counsel receives no salary compensation as an individual and receives no deferred or incentive compensation. We do make payments based on contract for services rendered to a corporation controlled by him. Amounts paid under this arrangement were $98,118 for the period ended March 31, 2023 and $97,500 for the period ended March 31, 2022, respectively.